Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill
Schedule of the movements in carrying amount of goodwill by reportable unit
Lefeng.com
$
Balance as of January 1, 2013 and December 31, 2013	—
Addition for acquisitions	9,670,204

Balance as of December 31, 2014	9,670,204